Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Sound Enhanced Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	Sound Enhanced Fixed Income ETF
Class Name	Sound Enhanced Fixed Income ETF
Trading Symbol	FXED
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sound Enhanced Fixed Income ETF (the "Fund") for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.soundetfs.com/fxed. You can also request this information by contacting us at (833) 916-9056 or by writing to Sound Enhanced Fixed Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 916-9056
Additional Information Website	www.soundetfs.com/fxed
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Enhanced Fixed Income ETF	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected its performance? What factors influenced performance?

At the end of the fiscal year, November 30, 2025, the Fund was up 3.06% as compared to the Bloomberg U.S. Universal Bond Index’s (the “Index”) return of 6.03%.

Our Fund, FXED, is an actively managed portfolio of fixed-income and higher-yielding, income-based securities. The Fund's primary goal is to generate higher levels of current income with capital appreciation as a secondary focus. As with most value-focused investments, we have the burden of differentiating high-yielding securities between being value investments and value traps. Investing only in traditional fixed-income securities such as government, agency, corporate, or municipal bonds would leave out many value or “valuable” asset classes such as business development companies (BDCs), real estate investment trusts (REITs), and preferred securities. Therefore, we have included these non-traditional, income-based asset classes in our Fund’s portfolio. As with most fixed-income investments, interest rates, yield curve shifts, and credit spreads affected the Fund's performance during the fiscal year.

Two material factors that led to this year’s underperformance versus the Index were our BDC and preferred security asset classes. While our BDC line-up outperformed the BDC benchmark by over 4%, our BDCs ended slightly negative by 11/30/2025. Given our roughly 17% allocation weight to BDCs, this asset class alone led to roughly 1.90% in underperformance from our expected return. Similarly, our preferred securities, while performing in line with peers and the benchmark, still deviated from our expected returns by roughly 0.50%, and these two factors alone would have put us up near the Index return through 11/30/2025.

There are many factors that hurt BDCs as an asset class, such as the Fed lowering interest rates and some headline risk about the private credit sector during the early fall. Declining short-term interest rates hurt our BDCs’ floating rate loan portfolios and put pressure on their net interest income. This led a few BDCs to lower their dividends, thus hurting overall expected returns during the period. Similarly, preferred securities, which normally have very long maturities, didn’t perform as well as expected, given that only short-term rates were lowered by the Fed, as the Fed can’t control long-term rates. While long-term rates fell a little, it still wasn’t enough to move most preferred securities to levels we wanted to see. Keep in mind that as interest rates fall, fixed-coupon securities like preferred securities and bonds may increase in price.

It's not so much that we picked the wrong BDCs or preferred securities, as our individual holdings performed fairly well versus their individual benchmarks and peer group. However, the Index consists mostly of investment-grade, High-yield, Emerging market, commercial mortgage backed securities, and U.S. Treasury bonds. Bonds had a wonderful year, given that the Federal Reserve has begun cutting the Federal Funds rates once again, which usually leads to pure bond indexes, like the Bloomberg U.S. Aggregate Bond Index, performing quite well. This isn’t to say we need to switch strategies to a pure bond allocation, because normally we outperform our indices and have by a wide margin since FXED’s inception. As rates normalize, we should see our Fund continue its long cycle of outperformance versus the Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Annualized Returns for the Periods Ended November 30, 2025	1 Year	Since Inception (12/30/2020)
Sound Enhanced Fixed Income ETF	3.06%	3.77%
Bloomberg U.S. Universal Bond Index	6.03%	0.09%

Performance Inception Date	Dec. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.soundetfs.com/fxed for more recent performance information.
Net Assets	$ 44,613,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 205,630
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size (Thousands)	$44,613
Number of Holdings	61
Total Advisory Fee Paid	$205,630
Annual Portfolio Turnover	8%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Hercules Capital, Inc.	3.4
Ares Capital Corp.	3.3
iShares 0-5 Year High Yield Corporate Bond ETF	3.0
AllianceBernstein Global High Income Fund, Inc.	2.9
Sixth Street Specialty Lending, Inc.	2.8
iShares J.P. Morgan EM High Yield Bond ETF	2.8
Golub Capital BDC, Inc.	2.7
Goodyear Tire & Rubber Co. (Callable 04/15/2029)	2.4
JPMorgan Chase & Co. Series EE, 6.00%, Perpetual (Callable 03/01/2026)	2.4
Simon Property Group, Inc.	2.3

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

Sound Equity Dividend Income ETF
Shareholder Report [Line Items]
Fund Name	Sound Equity Dividend Income ETF
Class Name	Sound Equity Dividend Income ETF
Trading Symbol	DIVY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sound Equity Dividend Income ETF (the "Fund") for the period December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.soundetfs.com/divy. You can also request this information by contacting us at (833) 916-9056 or by writing to Sound Equity Dividend Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 916-9056
Additional Information Website	www.soundetfs.com/divy
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Equity Dividend Income ETF	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

DIVY has a unique investment strategy that does not have any direct peers or benchmarks. It is a high-dividend (minimum of 2X the S&P 500) yielding, value fund that only invests in qualified-dividend-paying stocks, which have tax advantages. This mandate excludes securities issued by REITs (real estate investment trusts), BDCs (business development companies), and MLPs (master limited partnerships). It also has a maximum sector weight limit of 25%. These features are materially different than the S&P 500 Total Return Index (the “Index”), which is often used as a benchmark for large-cap funds, as that Index not only holds roughly 5% in REITs, but it has over 33% in Technology names, and trades at nearly twice the PE multiple of DIVY, while paying out less than 1/3 of the Fund’s dividend yield.

Unfortunately, the expensive, low or no-yield, large-cap technology names that led the Index to new highs over the last two years don’t conform with DIVY’s mandate, so it could not hold these stocks. Similarly, the Russell 1000 Dividend Index holds a decent weight in REITs, as well as a surprisingly large number of very expensive names, like Amazon, Meta, and Walmart, that also don’t fit DIVY’s mandate, so it too has a materially different make-up than DIVY, even though most of DIVY’s holdings fall within that benchmark.

In fiscal 2025 (12/1/2024 – 11/30/2025), DIVY returned 0.02%, with the price dropping 4.46%. In addition to not holding the best stocks in the market over this time, due to its mandate, this low performance was greatly impacted by having relatively high exposure to companies whose economic models were upended by President Trump’s Liberation Day actions, which forced dividend cuts and significant reductions in their forward outlooks and stock prices. Also, the Fund held consumer stocks, which declined as a result of people pulling back on name-brand packaged foods to save money, due to the effects of high inflation. Further, the performance was hurt by investors selling off value names to buy high-momentum growth stocks to chase hot performers.

There were also a handful of company-specific problems that hurt performance during this time, such as UPS losing the Amazon account, Edison International being engulfed in the LA fires, and Pfizer having two phase 3 drugs fail to meet their end-points, to name but a few.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Annualized Returns for the Periods Ended November 30, 2025	1 Year	Since Inception (12/30/2020)
Sound Equity Dividend Income ETF	0.02%	9.91%
S&P 500® Total Return Index	15.00%	14.82%

Performance Inception Date	Dec. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.soundetfs.com/divy for more recent performance information.
Net Assets	$ 28,077,000
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 135,688
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
Fund Size (Thousands)	$28,077
Number of Holdings	33
Total Advisory Fee Paid	$135,688
Annual Portfolio Turnover	26%

Holdings [Text Block]	What did the Fund invest in? (as of November 30, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Citigroup, Inc.	5.5
Enbridge, Inc.	5.1
Omnicom Group, Inc.	4.9
GSK PLC, ADR	4.1
Eversource Energy	3.9
Citizens Financial Group, Inc.	3.7
Greif, Inc. - Class B	3.6
Cisco Systems, Inc.	3.6
United Parcel Service, Inc. - Class B	3.5
Perrigo Co. PLC	3.5

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.